Partners' Capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		7 Months Ended
	Jan. 23, 2015	Jan. 22, 2014	Apr. 23, 2015	Apr. 22, 2014	Jul. 23, 2015	Jun. 30, 2015	Dec. 31, 2014
Common units entitled to distribution						119,559,456	104,079,960
Preferred units entitled to distribution						12,983,333	14,223,737
Common Unitholders
Distributions per unit declared	$ 0.2325	$ 0.2325	$ 0.2345	$ 0.2325	$ 0.2365
Common units entitled to distribution	104,079,960	88,440,710	119,559,456	88,490,710
General partner and IDR distributions	$ 494	$ 410	$ 572	$ 411
Preferred unit-holders
Distributions per unit declared	$ 0.21375	$ 0.21375	$ 0.21575	$ 0.21375	$ 0.21775
Preferred units entitled to distribution	14,223,737	18,922,211	12,983,333	18,872,221